CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Research and development expenses, net (Note 11)	$ 508,462	$ 407,631	$ 953,528	$ 781,114	$ 1,789,301	$ 934,056	$ 1,005,108	$ 9,509,242
General and administrative expenses (Note 12)	245,613	89,098	448,548	254,736	544,145	457,495	165,156	2,610,282
Other income						(912)		(912)
Operating loss	754,075	496,729	1,402,076	1,035,850	2,333,446	1,390,639	1,170,264	12,118,612
Financing (income) expenses, net (Note 13)	(16,617)	19,928	(29,665)	21,071	30,893	1,397,807	32,032	1,771,318
Loss for the period	737,458	516,657	1,372,411	1,056,921	2,364,339	2,788,446	1,202,296	13,889,930
Other comprehensive (income) loss:
Foreign currency translation adjustment	(32,704)	(41,239)	(21,143)	(24)	(39,052)	119,019	13,367	(43,777)
Comprehensive loss for the period	$ 704,754	$ 475,418	$ 1,351,268	$ 1,056,897	$ 2,325,287	$ 2,907,465	$ 1,215,663
Loss per share (Basic and Diluted) (Note 15)	$ 0.14	$ 0.1	$ 0.26	$ 0.22	$ 0.46	$ 0.7	$ 0.3
Weighted average number of shares outstanding (Basic and Diluted) (Note 15)	5,295,543	4,989,720	5,295,543	4,922,582	5,091,330	4,034,706	3,995,805